Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure representing major components of tax expense income [line items]
Current income taxes	$ 1,198		$ 1,340	$ 1,159
Adjustments in respect of current tax for prior periods	(14)		20	18
Origination and reversal of temporary differences	327		268	171
Effect of changes in tax rates	3		425	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period			(92)	(54)
Provision for income taxes	1,514	[1]	1,961	1,292
Unrealized gains (losses) on FVOCI debt securities	140		(69)	21
Reclassification to earnings of (gains) on FVOCI debt securities	(26)		(23)	(36)
Gains (losses) on derivatives designated as cash flow hedges	521		(432)	(322)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	51		121	21
Hedging of unrealized (gains) losses on translation of net foreign operations	(4)		(56)	8
Gains (losses) on remeasurement of pension and other employee future benefit plans	(196)		111	157
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	27		(6)	(53)
Unrealized gains on FVOCI equity securities	1
Share-based compensation			10	(12)
Aggregate provision for income tax in Other Comprehensive Income and Equity	514		(344)	(216)
Total provision for income taxes	2,028		1,617	1,076
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current income taxes	791		501	470
Provincial current income taxes	465		299	272
Current income taxes	1,256		800	742
Federal Deferred income taxes	(113)		(44)	(2)
Provincial deferred income taxes	(66)		(27)
Deferred income taxes	(179)		(71)	(2)
Total provision for income taxes	1,077		729	740
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current income taxes	308		233	186
Deferred income taxes	643		655	150
Total provision for income taxes	$ 951		$ 888	$ 336

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).